UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	01/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
January 31, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit--14.4%	Principal Amount ($)		Value ($)
Credit Suisse New York (Yankee)
0.42%, 3/8/16	6,000,000		6,001,001
DZ Bank AG (Yankee)
0.60%, 4/15/16	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.65%, 3/24/16	6,000,000	a	6,000,000
Norinchukin Bank/NY (Yankee)
0.59%, 4/27/16	6,000,000		6,000,000
Rabobank Nederland/NY (Yankee)
0.65%, 4/4/16	5,000,000		5,000,000
Wells Fargo Bank, NA
0.57%, 2/1/16	5,000,000	b	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $33,001,001)			33,001,001
Commercial Paper--16.6%
BNP Paribas
0.31%, 2/4/16	8,000,000	a	7,999,793
DBS Bank Ltd./Singapore
0.62%, 3/17/16	5,000,000	a	4,996,125
Erste Abwicklungsanstalt
0.58%, 2/15/16	6,000,000	a,b	6,000,000
Sumitomo Mitsui Banking Corp.
0.42%, 2/23/16	5,000,000	a	4,998,717
Toyota Motor Credit Corp.
0.30%, 2/2/16	8,000,000		7,999,933
United Overseas Bank Ltd.
0.61%, 5/2/16	6,000,000	a	5,990,748
Total Commercial Paper
(cost $37,985,316)			37,985,316
Asset-Backed Commercial Paper--7.9%
Collateralized Commercial Paper II Co., LLC

0.50%, 3/16/16	8,000,000	a	7,995,111
Liberty Street Funding LLC
0.63%, 3/18/16	5,000,000	a	4,995,975
Regency Markets No. 1 LLC
0.43%, 2/19/16	5,000,000	a	4,998,925
Total Asset-Backed Commercial Paper
(cost $17,990,011)			17,990,011
Time Deposits--26.3%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.32%, 2/1/16	10,000,000		10,000,000
Credit Agricole (Grand Cayman)
0.28%, 2/1/16	10,000,000		10,000,000
Credit Industriel et Commercial (Grand Cayman)
0.27%, 2/1/16	10,000,000		10,000,000
DnB Bank (Grand Cayman)
0.27%, 2/1/16	10,000,000		10,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.27%, 2/1/16	10,000,000		10,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.27%, 2/1/16	10,000,000		10,000,000
Total Time Deposits
(cost $60,000,000)			60,000,000
U.S. Treasury Bills--10.9%
0.08%, 3/24/16
(cost $24,997,111)	25,000,000		24,997,111
Repurchase Agreements--23.6%
ABN AMRO Bank N. V.
0.33%, dated 1/29/16, due 2/1/16 in the amount of
$20,000,550 (fully collateralized by $2 U.S. Treasury
Bonds, 4.50%, due 2/15/36, value $2, $132,284 U.S.
Treasury Inflation Protected Securities, 0.13%-0.63%,
due 4/15/18-7/15/21, value $136,107 and $19,802,224
U.S. Treasury Notes, 1%-2.63%, due 5/31/18-2/28/22,
value $20,270,663)	20,000,000		20,000,000
Credit Agricole CIB
0.33%, dated 1/29/16, due 2/1/16 in the amount of
$34,000,935 (fully collateralized by $16,219,173 U.S.

Treasury Inflation Protected Securities, 0.13%, due
4/15/17-4/15/20, value $16,713,269 and $17,650,901
U.S. Treasury Notes, 1.38%-2.13%, due
7/31/20-2/15/25, value $17,966,732)	34,000,000	34,000,000
Total Repurchase Agreements
(cost $54,000,000)		54,000,000
Total Investments (cost $227,973,439)	99.7%	227,973,439
Cash and Receivables (Net)	.3%	702,362
Net Assets	100.0%	228,675,801

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to $53,975,394 or 23.6% of net assets.
b Variable rate security--interest rate subject to periodic change.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	227,973,439
Level 3 - Significant Unobservable Inputs	-
Total	227,973,439

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.
Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
January 31, 2016 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--96.6%	of Purchase (%)	Amount ($)	Value ($)
2/4/16	0.30	3,000,000	2,999,926
2/11/16	0.22	44,000,000	43,997,374
2/18/16	0.13	25,000,000	24,998,524
2/25/16	0.20	2,000,000	1,999,733
3/3/16	0.26	20,000,000	19,995,608
3/17/16	0.23	33,000,000	32,990,719
3/31/16	0.25	29,000,000	28,988,159
4/7/16	0.22	3,000,000	2,998,817
4/21/16	0.25	22,000,000	21,987,729
4/28/16	0.31	25,000,000	24,981,573
7/28/16	0.41	20,000,000	19,959,456
Total U.S. Treasury Bills
(cost $225,897,618)			225,897,618

U.S. Treasury Notes--3.4%
2/15/16	0.25	5,000,000	5,008,361
2/15/16	0.27	3,000,000	3,000,123
Total U.S. Treasury Notes
(cost $8,008,484)			8,008,484
Total Investments (cost $233,906,102)		100.0%	233,906,102
Liabilities, Less Cash and Receivables		(.0%)	(25,676)
Net Assets		100.0%	233,880,426

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	233,906,102
Level 3 - Significant Unobservable Inputs	-
Total	233,906,102

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)